Inventory	9 Months Ended
Sep. 30, 2017
Inventory Disclosure [Abstract]
Inventory

4. Inventory

Inventory consisted of the following at September 30, 2017 and December 31, 2016 (in thousands):

	September 30,	December 31,
	2017	2016
Raw materials	$10,138	$9,375
Work in process	5,497	4,395
Finished goods	14,350	7,425

Total	$29,985	$21,195

The increase in inventory at September 30, 2017 as compared to December 31, 2016 is primarily due to an increase in infusion set finished goods in connection with the commercial launch of the t:lock infusion set.